Revenues	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Revenues
7.
Revenues

Trade revenues for the years ended December 31, 2024, 2023 and 2022 consists of the following items:

	December 31,
	2024	2023	2022
Commission revenue	2,072,752	3,409,716	2,587,819
Management fee revenue	1,111,791	1,173,139	954,348
Other revenue	149,599	347,419	382,827
Total	3,334,142	4,930,274	3,924,994

Voyage and Time charter revenues for the years ended December 31, 2024, 2023 and 2022 consists of the following items:

	December 31,
	2024	2023	2022
Charter hire revenue	15,260,157	22,047,017	5,827,179
Voyage revenue	-	-	3,742,434
Address commissions	(79,457)	(78,338)	(102,240)
Total	15,180,700	21,968,679	9,467,373

As of December 31, 2024, one vessel was employed under time charter agreement with remaining tenor of 0.3 years.

As of December 31, 2024, 2023 and 2022 there were no voyage expenses incurred between the contract date and the date of the vessel’s arrival to the load port and no unearned revenue related to undelivered performance obligations.